Capital Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations And Dispositions [Abstract]
Schedule of Capital Acquisitions and Dispositions

($ millions)	Saskatchewan gas infrastructure	Other minor, net
Dispositions

Consideration
Cash	500.2	8.2
Working capital	—	(1.6)
	500.2	6.6
Carrying Value
Exploration and evaluation	—	1.1
Property, plant and equipment	(199.4)	(23.4)
Goodwill	(6.4)	(1.2)
Decommissioning liability	7.5	31.4
	(198.3)	7.9

Gain on capital dispositions	301.9	14.5